NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET

Summaries of property, equipment and leasehold improvements are as follows:

	December 31,
	2015	2014

Buildings and leasehold improvements	$72,134	$75,658
Furniture and fixtures	6,970	7,556
Equipment	5,857	6,215
Company automobiles	1,441	1,619
Total	86,402	91,048

Less: accumulated depreciation and amortization	(12,585)	(10,896)
Property, equipment and leasehold improvements, net	$73,817	$80,152

Depreciation and amortization expense for the continuing operations was approximately $3,670, $3,926 and $3,289 for the years ended December 31, 2015, 2014 and 2013, respectively.

The following schedule provides an analysis of Fincera’s investment in property on operating leases and property held for lease by major classes as of December 31, 2015 and December 31, 2014:

	December 31,	December 31,
	2015	2014

Buildings and leasehold improvements	$57,827	$62,983
Equipment	4,838	5,269
Total	62,665	68,252

Less: Accumulated depreciation and amortization	(4,378)	(3,270)
Total	$58,287	$64,982